File No. 333-74895
AS FILED AUGUST 30, 1999

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No.
              X        Post-Effective Amendment No.  2
                        (Check appropriate box or boxes)

                    FRANKLIN FEDERAL TAX-FREE INCOME FUND
              (Exact Name of Registrant as Specified in Charter)

                                (650) 312-2000
                       (Area Code and Telephone Number)

                          777 MARINERS ISLAND BLVD.
                             SAN MATEO, CA 94404
                    (Address of Principal Executive Offices
                    Number, Street, City, State, Zip Code)

                              DEBORAH R. GATZEK
                          777 MARINERS ISLAND BLVD.
                             SAN MATEO, CA 94404
                    (Name and Address of Agent for Service,
                    Number, Street, City, State, Zip Code)

                                  Copies to:

                            BRUCE G. LETO, ESQUIRE
                    STRADLEY, RONON, STEVENS & YOUNG, LLP
                           2600 ONE COMMERCE SQUARE
                            PHILADELPHIA, PA 19103


TITLE OF THE SECURITIES BEING REGISTERED: SHARES OF CAPITAL STOCK - NO PAR VALUE. NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE IMMEDIATELY PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933, AS AMENDED.


PART C.     OTHER INFORMATION

Item 15.    INDEMNIFICATION

      Please see the By-Laws, Management, and Distribution Agreements, previously filed as exhibits and incorporated herein by reference. Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided by such By-Laws.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.    EXHIBITS (Incorporated by reference to the filings as noted)

     The following exhibits are incorporated herein by reference, except exhibits 12(ii) and 12(iv) which are attached.

      (1)   Copies of the charter as now in effect:

            (i)   Articles of Incorporation dated January 5, 1981
                  Filing:  Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date:  July 3, 1995

            (ii) Certificate of Amendment to Articles of Incorporation dated November 1,
                  1982
                  Filing:  Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date:  July 3, 1995

            (iii) Certificate of Amendment to Articles of Incorporation
                  dated June 20, 1983
                  Filing:  Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date:  July 3, 1995

            (iv) Certificate of Amendment to Articles of Incorporation dated September 20, 1983
                  Filing:  Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date:  July 3, 1995

            (v) Certificate of Amendment to Articles of Incorporation dated April 11, 1995
                  Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date:  July 3, 1995

      (2) Copies of the existing By-laws or instruments corresponding thereto:

            (i)   By-laws of Franklin Federal Tax-Free Income Fund
                  Filing:  Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date:  July 3, 1995

            (ii) Amendment to By-Laws of Franklin Federal Tax-Free Income Fund dated November 17, 1987
                  Filing:  Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date:  July 3, 1995

            (iii) Amendment to By-Laws of Franklin Federal Tax-Free
                  Income Fund
                  dated February 28, 1994
                  Filing:  Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date:  July 3, 1995

      (3) Copies of any voting trust agreement with respect to more than 5 percent of any class of equity securities of the Registrant:

            Not Applicable

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it:

            (i) Agreement and Plan of Reorganization between Franklin Tax-Free Trust, on behalf of Franklin Indiana Tax-Free Income Fund, and the Registrant dated April 28, 1999
                 Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14
                 File No. 333-74895
                 Filing Date: June 24, 1999

            (ii) Agreement and Plan of Reorganization between Franklin Municipal
                 Securities Trust, on behalf of Franklin Hawaii Municipal Bond Fund, and the Registrant dated April 28, 1999
                 Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14
                 File No. 333-74895
                 Filing Date: June 24, 1999

            (iii)Agreement and Plan of Reorganization between Franklin Municipal
                 Securities Trust, on behalf of Franklin Arkansas Municipal Bond Fund, and the Registrant dated April 28, 1999
                 Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14
                 File No. 333-74895
                 Filing Date: June 24, 1999

            (iv) Agreement and Plan of Reorganization between Franklin Municipal
                 Securities Trust, on behalf of Franklin Washington Municipal Bond Fund, and the Registrant dated April 28, 1999
                 Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14
                 File No. 333-74895
                 Filing Date: June 24, 1999

      (5) Copies of all instruments defining the rights of the holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant:

            Not Applicable

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant:

            (i) Management Agreement between Registrant and Franklin Advisers, Inc.
                  dated May 1, 1994
                  Filing:  Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date:  July 3, 1995

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers:

            (i)   Amended and Restated Distribution Agreement between
                  Registrant and
                  Franklin/Templeton Distributors, Inc. dated March 29, 1995
                  Filing:  Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date:  July 3, 1995

            (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                  Filing:  Post-Effective Amendment No. 22 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date:  December 22, 1998

            (iii) Amendment of Amended and Restated Distribution Agreement
                  between Registrant and Franklin/Templeton Distributors, Inc. dated January 12, 1999
                  Filing: Post-Effective Amendment No. 23 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: June 22, 1999

      (8) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof:

            Not Applicable

      (9)   Copies of all custodian agreements and depository contracts under
            Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration:

            (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing:  Post-Effective Amendment No. 20 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date:  August 21, 1997

            (ii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing:  Post-Effective Amendment No. 20 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date:  August 21, 1997

            (iii) Amendment to Master Custody Agreement between Registrant and Bank of New York dated May 7, 1997
                  Filing:  Post-Effective Amendment No. 21 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date:  June 23, 1998

            (iv) Amendment dated February 27, 1998 to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing:  Post-Effective Amendment No. 22 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date:  December 22, 1998

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan and copies of any plan entered into pursuant to Rule 18f-3 under the 1940 Act, any agreements with any person relating to the implementation of such plan, any amendment and a copy of the portion of the minutes discussing any action taken to resolve the plan.

            (i) Distribution Plan pursuant to Rule 12b-1 between Registrant and
                  Franklin/Templeton Distributors, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: July 3, 1995

            (ii) Class II Distribution Plan pursuant to Rule 12b-1 dated March 30, 1995
                  Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: July 3, 1995

            (iii) Class B Distribution Plan pursuant to Rule 12b-1 between
                  Registrant and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                  Filing: Post-Effective Amendment No. 23 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: June 22, 1999

            (iv) Multiple Class Plan on behalf of Franklin Federal Tax-Free Income Fund dated March 19, 1998
                  Filing: Post-Effective Amendment No. 23 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: June 22, 1999

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable:

            (i)   Opinion and Consent of Counsel dated June 19, 1998
                  Filing:  Post-Effective Amendment No. 21 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date:  June 23, 1998

      (12) An opinion and consent to its use, of counsel, supporting the tax matters and consequences to shareholders discussed in the prospectus.

            (i)   Tax Opinion relating to Franklin Indiana Tax-Free Income Fund
                  Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14
                  File No. 333-74895
                  Filing Date: June 24, 1999

            (ii)  Tax Opinion relating to Franklin Arkansas Municipal Bond Fund

            (iii) Tax Opinion relating to Franklin Hawaii Municipal Bond Fund
                  Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14
                  File No. 333-74895
                  Filing Date: June 24, 1999

            (iv)  Tax Opinion relating to Franklin Washington Municipal
                  Bond Fund

      (13) Copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement:

            (i)   Subcontract for Fund Administrative Services dated
                  October 1, 1996 and Amendment thereto dated December 1, 1998 between Franklin Advisers, Inc. and Franklin Templeton Services Inc.
                  Filing: Post-Effective Amendment No. 23 to
                  Registration Statement on Form N-1A
                  File No. 2-75925
                  Filing Date: June 22, 1999

      (14) Copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this registration statement and required by Section 7 of the 1933 Act:

            Not Applicable

      (15)  All financial statements omitted from Item 14(a)(1):

            Not Applicable

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the Registration Statement.

            (i)   Power of Attorney dated January 12, 1999
                  Filing: Registration Statement on Form N-14
                  File No. 333-74895
                  Filing Date: March 23, 1999

            (ii)  Certificate of Secretary dated February 12, 1999
                  Filing: Registration Statement on Form N-14
                  File No. 333-74895
                  Filing Date: March 23, 1999

Item 17.    UNDERTAKINGS

            (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                   SIGNATURES

      As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Mateo, and the State of California, on the 30th day of August, 1999.


                              FRANKLIN FEDERAL TAX-FREE INCOME FUND
                              (Registrant)

                        By:   RUPERT H. JOHNSON, JR.*
                              Rupert H. Johnson, Jr., President

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*     Director and Principal     Dated:  August 30, 1999
Rupert H. Johnson, Jr.      Executive Officer

MARTIN L. FLANAGAN*         Principal Financial        Dated:  August 30, 1999
Martin L. Flanagan          Officer

DIOMEDES LOO-TAM*           Principal Accounting       Dated:  August 30, 1999
Diomedes Loo-Tam            Officer

FRANK H. ABBOTT, III*       Director                   Dated:  August 30, 1999
Frank H. Abbott, III

HARRIS J. ASHTON*           Director                   Dated:  August 30, 1999
Harris J. Ashton

HARMON E. BURNS*            Director                   Dated:  August 30, 1999
Harmon E. Burns

ROBERT F. CARLSON*          Director                   Dated:  August 30, 1999
Robert F. Carlson

S. JOSEPH FORTUNATO*        Director                   Dated:  August 30, 1999
S. Joseph Fortunato

CHARLES B. JOHNSON*         Director                   Dated:  August 30, 1999
Charles B. Johnson

FRANK WT. LAHAYE*           Director                   Dated:  August 30, 1999
Frank W.T.LaHaye

GORDON S. MACKLIN*          Director                   Dated:  August 30, 1999
Gordon S. Macklin


By:   /s/  Karen L. Skidmore
      Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed.)



                                EXHIBIT INDEX

EXHIBIT NO.    DOCUMENT                                                LOCATION

1(i)           Articles of Incorporation dated January 5, 1981            *

1(ii)          Certificate of Amendment to Articles of Incorporation      *
               dated November 1, 1982

1(iii)         Certificate of Amendment to Articles of Incorporation      *
               dated June 20 1983

1(iv)          Certificate of Amendment to Articles of Incorporation      *
               dated September 20, 1983

1(v)           Certificate of Amendment to Articles of Incorporation      *
               dated April 11, 1995

2(i)           By-Laws                                                    *

2(ii)          Amendment to By-Laws dated November 17, 1987               *

2(iii)         Amendment to By-Laws dated February 28, 1994               *

(4)(i)         Agreement and Plan of Reorganization between               *
               Franklin Tax-Free Trust, on behalf of Franklin
               Indiana Tax-Free Income Fund, and the Registrant dated April 28, 1999

(4)(ii)        Agreement and Plan of Reorganization between Franklin      *
               Municipal Securities Trust, on behalf of Franklin
               Hawaii Municipal Bond Fund, and the Registrant dated
               April 28, 1999

(4)(iii)       Agreement and Plan of Reorganization between Franklin      *
               Municipal Securities Trust, on behalf of Franklin
               Arkansas Municipal Bond Fund, and the Registrant dated
               April 28, 1999

(4)(iv)        Agreement and Plan of Reorganization between Franklin      *
               Municipal Securities Trust, on behalf of Franklin
               Washington Municipal Bond Fund, and the Registrant dated April 28, 1999

6(i)           Management Agreement between Registrant and Franklin       *
               Advisers, Inc. dated May 1, 1994

7(i)           Amended and Restated Distribution Agreement between        *
               Registrant and Franklin/Templeton Distributors, Inc.
               dated March 29, 1995

7(ii)          Forms of Dealer Agreements between Franklin/               *
               Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998

7(iii)         Amendment of Amended and Restated Distribution             *
               Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated June 12, 1999

9(i)           Master Custody Agreement between Registrant and Bank       *
               of New York dated February 16, 1996

9(ii)          Terminal Link Agreement between Registrant and Bank        *
               of New York dated February 16, 1996

9(iii)         Amendment to Master Custody Agreement between              *
               Registrant and Bank of New York dated May 7, 1997

9(iv)          Amendment dated February 27, 1998 to Exhibit A of the      *
               Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

10(i)          Distribution Plan between Registrant and                   *
               Franklin/Templeton Distributors, Inc. dated May 1,
               1994

10(ii)         Class II Distribution Plan pursuant to Rule 12b-1          *
               dated March 30, 1995

10(iii)        Class B Distribution Plan pursuant to Rule 12b-1           *
               between Registrant and Franklin/Templeton Distributions, Inc. dated October 16, 1998

10(iv)         Multiple Class Plan on behalf of Franklin Federal          *
               Tax-Free Income Fund dated March 19, 1998

11(i)          Opinion and Consent of Counsel dated June 19, 1998         *

12(i)          Tax Opinion relating to Franklin Indiana                   *
               Tax-Free Income Fund

12(ii)         Tax Opinion relating to Franklin Arkansas                Attached
               Municipal Bond Fund

12(iii)        Tax Opinion relating to Franklin Hawaii                    *
               Municipal Bond Fund

12(iv)         Tax Opinion relating to Franklin Washington              Attached
               Municipal Bond Fund

13(i)          Subcontract for Fund Administrative Services dated         *
               October 1, 1996 and Amendment thereto dated April 30,
               1998 between Franklin Advisers, Inc. and Franklin
               Templeton Services, Inc.

16(i)          Power of Attorney dated January 12, 1999                   *

16(ii)         Certificate of Secretary dated February 12, 1999           *


*Incorporated by reference.